SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

POST-EFFECTIVE AMENDMENT NO. 33                                                           ☒

AND

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940   ☒

POST-EFFECTIVE AMENDMENT NO. 33                                                            ☒

ONEAMERICA FUNDS, INC.
(Exact name of Registrant as Specified in Charter)

One American Square, Indianapolis, Indiana 46282
(Address of Principal Executive Office)

Insurance Company’s Telephone Number: (317) 285-1877
Richard M. Ellery, Esq.

One American Square, Indianapolis, Indiana 46282
(name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒Immediately upon filing pursuant to paragraph (b)

☐On pursuant to paragraph (b)

☐60 days after filing pursuant to paragraph (a)(1)

☐On pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐On pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 33 to the Registrant’s Statement on Form N -1A is filed for the sole purpose of submitting an exhibit containing interactive data format risk return summary information for the portfolios of OneAmerica Funds, Inc.

SIGNATURES

Pursuant  to the  requirements  of the  Securities  Act and the  Investment Company Act, the Fund certifies that it meets all requirements for effectiveness of this  post-effective  amendment to this  registrations  statement  under Rule 485(b)  under  the  Securities  Act  and has  duly  caused  this  post-effective amendment  to the  registration  statement  to be  signed  on its  behalf by the undersigned, duly authorized, in the City of Indianapolis,  and State of Indiana on the 19th day of May 2011.

                                        OneAmerica Funds, Inc.

                                        ________________________________________

                                        By: J. Scott Davison*, President

            /s/ Richard M. Ellery
By:       ___________________________________________

    *Richard M. Ellery as  Attorney-in-fact

Pursuant  to  the  requirements  of  the  Securities  Act,  this  post-effective amendment to the  registration  statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
J. Scott Davison*	President	May 19, 2011
William R. Brown*	Director	May 19, 2011
Joseph E. DeGroff*	Director	May 19, 2011
James L. Isch*	Director	May 19, 2011
Stephen J. Helmich*	Director	May 19, 2011
Gilbert F. Viets*	Director	May 19, 2011
Stephen L. Due*	Assistant Secretary	May 19, 2011
Richard M. Ellery*	Secretary	May 19, 2011
Daniel Schluge*	Treasurer	May 19, 2011
Jeffrey D. Tatum*	Assistant Treasurer	May 19, 2011
Sue Uhl*	Anti-Money Laundering Officer	May 19, 2011

By: /s/ Richard M. Ellery
      _______________________________________
     *Richard M. Ellery as  Attorney-in-fact
     Date:  May 19, 2011

EXHIBIT

Exhibit No. in Form N1-A	Name of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
Item 23 (q)(1)	Power of Attorney